Unaudited Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Common shares	Additional paid in capital	Contributed surplus	Retained earnings/(Accumulated deficit)
Outstanding shares at beginning of period (in shares) at Dec. 31, 2023		43,900,000
Equity at beginning of period at Dec. 31, 2023	$ 154.2	$ 43.9	$ 111.8	$ 0.0	$ (1.5)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Transfer to contributed surplus	0.0		(97.9)	97.9
Share based compensation	0.1		0.1
Cash distributions to shareholders	(1.8)			(1.8)
Total comprehensive income	2.5				2.5
Outstanding shares at end of period (in shares) at Mar. 31, 2024		43,900,000
Equity at end of period at Mar. 31, 2024	155.0	$ 43.9	14.0	96.1	1.0
Outstanding shares at beginning of period (in shares) at Dec. 31, 2023		43,900,000
Equity at beginning of period at Dec. 31, 2023	154.2	$ 43.9	111.8	0.0	(1.5)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total comprehensive income	9.4
Outstanding shares at end of period (in shares) at Jun. 30, 2024		43,900,000
Equity at end of period at Jun. 30, 2024	157.2	$ 43.9	14.1	91.3	7.9
Outstanding shares at beginning of period (in shares) at Mar. 31, 2024		43,900,000
Equity at beginning of period at Mar. 31, 2024	155.0	$ 43.9	14.0	96.1	1.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share based compensation	0.1		0.1
Cash distributions to shareholders	(4.8)			(4.8)
Total comprehensive income	6.9				6.9
Outstanding shares at end of period (in shares) at Jun. 30, 2024		43,900,000
Equity at end of period at Jun. 30, 2024	$ 157.2	$ 43.9	14.1	91.3	7.9
Outstanding shares at beginning of period (in shares) at Dec. 31, 2024	43,900,000	43,900,000
Equity at beginning of period at Dec. 31, 2024	$ 154.7	$ 43.9	14.4	76.8	19.6
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of shares (in shares)		2,650,000
Issue of shares	15.1	$ 2.7	12.4
Equity issuance costs	(0.3)		(0.3)
Share based compensation	0.1		0.1
Cash distributions to shareholders	(0.7)			(0.7)
Total comprehensive income	(6.4)				(6.4)
Outstanding shares at end of period (in shares) at Mar. 31, 2025		46,550,000
Equity at end of period at Mar. 31, 2025	$ 162.5	$ 46.6	26.6	76.1	13.2
Outstanding shares at beginning of period (in shares) at Dec. 31, 2024	43,900,000	43,900,000
Equity at beginning of period at Dec. 31, 2024	$ 154.7	$ 43.9	14.4	76.8	19.6
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total comprehensive income	$ (5.3)
Outstanding shares at end of period (in shares) at Jun. 30, 2025	46,550,000	46,550,000
Equity at end of period at Jun. 30, 2025	$ 159.3	$ 46.6	26.7	71.7	14.3
Outstanding shares at beginning of period (in shares) at Mar. 31, 2025		46,550,000
Equity at beginning of period at Mar. 31, 2025	162.5	$ 46.6	26.6	76.1	13.2
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share based compensation	0.1		0.1
Cash distributions to shareholders	(4.4)			(4.4)
Total comprehensive income	$ 1.1				1.1
Outstanding shares at end of period (in shares) at Jun. 30, 2025	46,550,000	46,550,000
Equity at end of period at Jun. 30, 2025	$ 159.3	$ 46.6	$ 26.7	$ 71.7	$ 14.3